SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 1999
             FOR THE PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY

The disclosure on pages 14 and 15 of the prospectus under the heading "DEATH BENEFIT" and the sub-headings "Death of Owner Before the Income Date" and "Guaranteed Minimum Death Benefit" has been replaced with the following:

Guaranteed Minimum Death Benefit.

o Prior to the first anniversary of the contract issue date, the guaranteed minimum death benefit is equal to total premiums minus the sum of total withdrawals, charges and premium taxes incurred in the first contract year.

o On each anniversary of the contract issue date prior to the date of death, the guaranteed minimum death benefit is calculated based on your attained age. It is calculated as follows:

     Ages 0 - 70. The greater of:

          a. the guaranteed minimum death benefit on the last contract anniversary

               i. adjusted for any premiums paid since the last contract anniversary

               ii.  minus  the sum of total  withdrawals,  charges  and  premium
                    taxes   incurred   since  the  last   contract   anniversary
                    accumulated at 2%

          b.   the current value of the contract

     Ages 71 - 80. The greater of:

          a. the guaranteed minimum death benefit on the last contract anniversary

               i. adjusted for any premiums paid since the last contract anniversary

               ii. minus the sum of total withdrawals, charges and premium taxes incurred since the last contract anniversary

          b.   the current value of the contract

     Ages 81 and older.

          a. the guaranteed minimum death benefit on the last contract anniversary

               i. adjusted for any premiums paid since the last contract anniversary

               ii. minus the sum of total withdrawals, charges and premium taxes incurred since the last contract anniversary

o After the first anniversary of the contract issue date, at any time between anniversaries, the guaranteed minimum death benefit is equal to:

          a. the guaranteed minimum death benefit on the last contract anniversary prior to the date of death i. adjusted for any premiums paid since the last contract anniversary ii. minus the sum of total withdrawals, charges and premium taxes incurred since the last contract anniversary


This Supplement is dated May 19, 1999.